Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in plan assets:
Plan assets at fair value at beginning of year	$ 527
Foreign currency translation adjustments	0	$ 0
Plan assets at fair value at end of year	597	527
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	911	936
Service cost	27	27	$ 27
Interest cost	24	24	23
Employee contributions	3	3
Plan amendments	1	1
Benefits paid	(15)	(20)
Effect of curtailment		(1)
Effect of settlement	(36)	(4)
Actuarial (gain) loss	117	(29)
Foreign currency translation adjustment	4	(26)
Benefit obligation at end of year	1,036	911	936
Change in plan assets:
Plan assets at fair value at beginning of year	527	552
Actual return on plan assets	81	(28)
Employer contributions	21	26
Employee contributions	3	3
Benefits paid	(5)	(10)
Effect of settlement	(36)	(4)
Foreign currency translation adjustments	6	(12)
Plan assets at fair value at end of year	597	527	552
Funded status	(439)	(384)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	4	4
Current liabilities	(10)	(12)
Long-term liabilities	(433)	(376)
Net amount recognized	(439)	(384)
Other Long-Term Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	81	81
Service cost	5	6	3
Interest cost	1	1	2
Benefits paid	(4)	(3)
Actuarial (gain) loss	6	1
Foreign currency translation adjustment	(1)	(5)
Benefit obligation at end of year	88	81	$ 81
Change in plan assets:
Funded status	(88)	(81)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(7)	(6)
Long-term liabilities	(81)	(75)
Net amount recognized	$ (88)	$ (81)